Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Disclosure of Operating Segments

	North America			North Sea			Offshore Africa
(millions of Canadian dollars)	2022	2021	2020	2022	2021	2020	2022	2021	2020
Segmented product sales
Crude oil and NGLs (1)	$20,755	$14,478	$7,480	$623	$607	$417	$694	$420	$318
Natural gas	4,931	2,484	1,242	13	5	12	55	31	42
Other income and revenue (2)	217	119	41	—	(1)	3	8	7	18
Total segmented product sales	25,903	17,081	8,763	636	611	432	757	458	378
Less: royalties	(3,918)	(1,694)	(503)	(1)	(1)	(1)	(71)	(21)	(16)
Segmented revenue	21,985	15,387	8,260	635	610	431	686	437	362
Segmented expenses
Production	3,754	2,963	2,510	437	383	321	114	91	103
Transportation, blending and feedstock (1)	6,394	4,772	3,393	6	7	15	1	1	1
Depletion, depreciation and amortization (3)	3,595	3,569	3,780	1,747	160	277	173	142	190
Asset retirement obligation accretion	171	101	97	33	21	30	7	6	6
Risk management activities (commodity derivatives)	18	29	(20)	—	—	—	—	—	—
Gain on acquisitions	—	(478)	(217)	—	—	—	—	—	—
Income from NWRP	—	—	—	—	—	—	—	—	—
Total segmented expenses	13,932	10,956	9,543	2,223	571	643	295	240	300
Segmented earnings (loss)	$8,053	$4,431	$(1,283)	$(1,588)	$39	$(212)	$391	$197	$62
Non–segmented expenses
Administration
Share-based compensation
Interest and other financing expense
Risk management activities (other)
Foreign exchange loss (gain)
(Gain) loss from investments
Total non–segmented expenses
Earnings (loss) before taxes
Current income tax
Deferred income tax
Net earnings (loss)
(1)Includes blending and feedstock costs associated with the processing of third party bitumen and other purchased feedstock in the Oil Sands Mining and Upgrading segment.
(2)Includes the sale of diesel and other refined products and other income, including government grants and recoveries associated with the joint operations partners' share of the costs of lease contracts.
(3)Includes a $1,620 million recoverability charge in depletion, depreciation and amortization, related to the Ninian field in the North Sea at December 31, 2022.

Oil Sands Mining and Upgrading			Midstream and Refining			Inter–segment elimination and Other			Total
2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020

$20,804	$14,033	$7,389	$80	$78	$83	$53	$(360)	$(108)	$43,009	$29,256	$15,579
—	—	—	—	—	—	237	196	182	5,236	2,716	1,478
149	73	139	906	681	202	5	3	31	1,285	882	434
20,953	14,106	7,528	986	759	285	295	(161)	105	49,530	32,854	17,491
(3,242)	(1,081)	(78)	—	—	—	—	—	—	(7,232)	(2,797)	(598)
17,711	13,025	7,450	986	759	285	295	(161)	105	42,298	30,057	16,893

4,076	3,414	3,114	271	234	184	60	67	48	8,712	7,152	6,280
2,652	1,505	881	691	550	181	229	(231)	27	9,973	6,604	4,498
1,822	1,838	1,784	16	15	15	—	—	—	7,353	5,724	6,046
70	57	72	—	—	—	—	—	—	281	185	205
—	—	—	—	—	—	—	—	—	18	29	(20)
—	—	—	—	—	—	—	—	—	—	(478)	(217)
—	—	—	—	(400)	—	—	—	—	—	(400)	—
8,620	6,814	5,851	978	399	380	289	(164)	75	26,337	18,816	16,792
$9,091	$6,211	$1,599	$8	$360	$(95)	$6	$3	$30	$15,961	$11,241	$101

									415	366	391
									804	514	(82)
									549	711	756
									(53)	7	13
									738	(127)	(275)
									(196)	(141)	171
									2,257	1,330	974
									13,704	9,911	(873)
									2,906	1,848	(257)
									(139)	399	(181)
									$10,937	$7,664	$(435)

	2022			2021
	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs

Exploration and evaluation assets
Exploration and Production
North America	$28	$(59)	$(31)	$(7)	$(36)	$(43)
Offshore Africa	5	—	5	8	—	8
Oil Sands Mining and Upgrading	—	—	—	—	(150)	(150)
	33	(59)	(26)	1	(186)	(185)

Property, plant and equipment
Exploration and Production
North America (3)	3,105	136	3,241	2,486	1,351	3,837
North Sea	126	177	303	173	38	211
Offshore Africa	119	(44)	75	54	(6)	48
	3,350	269	3,619	2,713	1,383	4,096
Oil Sands Mining and Upgrading (4)	1,719	(843)	876	1,747	(601)	1,146
Midstream and Refining	9	(1)	8	9	—	9
Head Office	25	—	25	23	—	23
	5,103	(575)	4,528	4,492	782	5,274
	$5,136	$(634)	$4,502	$4,493	$596	$5,089
(1)This table provides a reconciliation of capitalized costs, reported in note 6 and note 7, to net expenditures reported in the investing activities section of the statements of cash flows. The reconciliation excludes the impact of foreign exchange adjustments.
(2)Derecognitions, asset retirement obligations, transfer of exploration and evaluation assets, and other fair value adjustments.
(3)Includes cash consideration paid of $771 million for the acquisition of Storm in 2021.
(4)Net expenditures includes the acquisition of a 5% net carried interest on an existing oil sands lease during 2021.

	2022	2021
Exploration and Production
North America	$31,135	$30,645
North Sea	378	1,561
Offshore Africa	1,322	1,332
Other	54	40
Oil Sands Mining and Upgrading	42,102	42,016
Midstream and Refining	979	886
Head Office	172	185
	$76,142	$76,665